OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities
The components of other non-current liabilities are as follows:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities	$437	$760
Lease liabilities(1)	875	889
Derivative liability	272	413
Provisions	105	78
Loans and notes payable	—	18
Deferred revenue	14	4
Total other non-current liabilities	$1,703	$2,162
(1)For the year ended December 31, 2020, interest expense relating to total lease liabilities (see Note 18, Accounts Payable And Other Liabilities for the current portion) was $58 million (2019 - $57 million)